Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,560,902	$ 826,848
Current taxation receivable	1,872,057	559,128
Other receivables	242,342	151,938
Total current assets	3,675,301	1,537,914
Property and Equipment, net	2,035	3,350
Total non-current assets	2,035	3,350
Total assets	3,677,336	1,541,264
Current liabilities:
Trade and other payables	8,367,566	7,062,137
Related party payable	859,325	358,709
Total current liabilities	9,226,891	7,420,846
Total liabilities	9,226,891	7,420,846
Shareholders’ Equity:
Share premium	146,717,274	143,112,687
Share options reserve	1,184,815	4,748,610
Convertible Loan Note Reserve	950,000
Warrants reserve	93,748	93,748
Foreign currency translation reserve	(11,470,420)	(11,311,447)
Retained deficit	(143,024,972)	(142,523,180)
Total shareholders’ equity	(5,549,555)	(5,879,582)
Total liabilities and shareholders’ equity	$ 3,677,336	$ 1,541,264